Segment Information (Tables)	12 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
Schedule of Selected Financial Information

Selected financial information is presented below:

	Education			E-commerce			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Revenues	$6,296,806	$6,155,593	$10,814,656	$3,862,214	$-	$-	$10,159,020	$6,155,593	$10,814,656
Cost of revenues	3,702,894	4,363,124	6,003,258	4,093,345	-	-	7,796,239	4,363,124	6,003,258
Gross profit	2,593,912	1,792,469	4,811,398	(231,131)	-	-	2,362,781	1,792,469	4,811,398
Interest expenses, net	243,519	331,698	213,894	11	(6)	-	243,530	331,692	213,894
Depreciation and amortization	91,729	153,405	169,808	920	-	-	92,649	153,405	169,808
Capital expenditures	115,575	274,381	174,074	17,571	2,939	-	133,146	277,320	174,074
Segment assets	14,171,479	19,101,467	23,438,586	2,911,990	346,626	-	17,083,469	19,448,093	23,438,586
Segment loss	$(3,001,365)	$(5,764,314)	$(2,118,349)	$(967,487)	$(15,740)	$-	$(3,968,852)	$(5,780,054)	$(2,118,349)